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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21799

Evergreen International Balanced Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen International Balanced Income Fund, for the quarter ended July 31, 2007. This one series has an April 30 fiscal year end.

Date of reporting period: July 31, 2007

Item 1 – Schedule of Investments

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 0.1%
INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015 (cost $368,992)	$350,000	$320,530

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 12.4%
CONSUMER DISCRETIONARY 0.7%
Automobiles 0.5%
DaimlerChrysler AG, 5.125%, 11/10/2008 GBP	550,000	1,098,464

Multi-line Retail 0.2%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	300,000	608,014

CONSUMER STAPLES 2.2%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	631,790
Coca-Cola Enterprises, Inc., 5.25%, 05/19/2009 GBP	250,000	499,912

		1,131,702

Food Products 0.7%
Nestle SA, 5.50%, 11/18/2009 AUD	2,070,000	1,723,318

Tobacco 1.1%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	550,000	1,077,679
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	750,000	1,526,520

		2,604,199

FINANCIALS 8.4%
Capital Markets 1.1%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	200,000	394,131
Merrill Lynch & Co., Inc., 10.71%, 03/08/2017 BRL	2,000,000	1,101,045
Morgan Stanley, 10.09%, 05/03/2017 BRL	2,000,000	1,057,751

		2,552,927

Commercial Banks 5.6%
European Investment Bank:
4.50%, 10/23/2008 GBP	1,100,000	2,193,124
6.50%, 09/10/2014 NZD	1,200,000	863,030
Kommunalbanken AS, 6.00%, 02/25/2011 AUD	5,900,000	4,932,619
Landwirtsch Rentenbank:
5.75%, 06/15/2011 AUD	5,025,000	4,145,922
7.00%, 12/27/2007 NZD	2,000,000	1,526,733

		13,661,428

Consumer Finance 1.1%
Bombardier Capital Funding, Ltd., 6.75%, 05/14/2009 GBP	280,000	572,066
Dali Capital plc, 7.25%, 11/25/2009 RUB	35,000,000	1,397,247
SLM Corp., 5.375%, 12/15/2010 GBP	185,000	347,557
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	160,000	329,629

		2,646,499

Insurance 0.6%
ASIF III Jersey, Ltd., 4.375%, 12/30/2008 GBP	790,000	1,562,283

INDUSTRIALS 0.5%
Machinery 0.5%
Harsco Corp., 7.25%, 10/27/2010 GBP	550,000	1,148,825

MATERIALS 0.4%
Chemicals 0.4%
BOC Group, 5.875%, 04/29/2009 GBP	550,000	1,110,775

1

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	200,000	$405,749

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $28,057,182)		30,254,183

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 15.0%
Brazil, 10.25%, 01/10/2028 BRL	2,200,000	1,218,499
Canada, 6.25%, 06/16/2015 NZD	5,600,000	3,971,445
Hungary, 6.50%, 08/12/2008 HUF	706,000,000	3,821,377
International Bank for Reconstruction and Development, 5.75%, 06/25/2010 RUB	50,000,000	1,969,655
Korea:
4.75%, 06/10/2009 KRW	1,372,000,000	1,478,665
5.25%, 09/10/2015 KRW	4,700,000,000	5,076,976
Mexico, 10.00%, 12/05/2024 MXN	64,350,000	7,187,678
New Zealand, 6.00%, 07/15/2008 NZD	2,000,000	1,510,831
Norway, 6.00%, 05/16/2011 NOK	38,100,000	6,745,396
Poland, 4.25%, 05/24/2011 PLN	10,435,000	3,616,106

Total Foreign Bonds–Government (Principal Amount Denominated in Currency Indicated) (cost $34,159,449)		36,596,628

YANKEE OBLIGATIONS – CORPORATE 0.5%
FINANCIALS 0.1%
Consumer Finance 0.1%
Virgin Media Finance plc, 9.125%, 08/15/2016	$330,000	334,950

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vimpel Communications, 8.25%, 05/23/2016	330,000	338,448

UTILITIES 0.2%
Multi-Utilities 0.2%
National Power Corp., FRN, 9.61%, 08/23/2011	500,000	551,218

Total Yankee Obligations – Corporate (cost $1,241,821)		1,224,616

YANKEE OBLIGATIONS – GOVERNMENT 0.8%
Philippines, 8.00%, 01/15/2016	350,000	371,875
Venezuela, 10.75%, 09/19/2013	300,000	335,250
Colombia, 8.25%, 12/22/2014	500,000	556,250
Turkey, 9.00%, 06/30/2011	500,000	548,400

Total Yankee Obligations – Government (cost $1,852,573)		1,811,775

	Country	Shares	Value

COMMON STOCKS 67.8%
CONSUMER DISCRETIONARY 3.9%
Automobiles 0.4%
DaimlerChrysler AG	Germany	6,042	543,260
Toyota Motor Corp.	Japan	5,700	343,317

			886,577

Hotels, Restaurants & Leisure 0.5%
OPAP SA	Greece	37,450	1,296,510

Media 1.7%
Arnoldo Mondadori Editore SpA	Italy	74,944	701,546
Macquarie Communications Infrastructure Group	Australia	211,626	1,075,448
Mediaset SpA	Italy	68,867	719,001
Pearson plc	United Kingdom	69,673	1,119,170
Wolters Kluwer NV	Netherlands	21,170	617,076

			4,232,241

2

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 0.5%
PPR SA	France	6,766	$1,187,873

Specialty Retail 0.8%
H&M Hennes & Mauritz AB, Class B	Sweden	14,300	828,102
Inditex SA	Spain	11,849	710,710
Lindex AB	Sweden	27,500	362,879

			1,901,691

CONSUMER STAPLES 6.2%
Beverages 2.2%
Coca-Cola Amatil, Ltd.	Australia	109,492	849,496
Diageo plc	United Kingdom	83,695	1,708,091
Foster’s Group, Ltd.	Australia	130,081	655,570
Grupo Modelo SA de CV, Ser. C	Mexico	131,700	710,882
Scottish & Newcastle plc	United Kingdom	129,895	1,561,576

			5,485,615

Food & Staples Retailing 0.4%
Woolworths, Ltd.	Australia	39,610	921,449

Food Products 2.2%
Koninklijke Wessanen NV	Netherlands	52,518	871,793
Unilever NV	Netherlands	150,198	4,534,643

			5,406,436

Tobacco 1.4%
British American Tobacco Malaysia Berhad	Malaysia	53,100	612,245
British American Tobacco plc µ	United Kingdom	82,961	2,683,381

			3,295,626

ENERGY 5.9%
Oil, Gas & Consumable Fuels 5.9%
BP plc µ	United Kingdom	353,428	4,110,595
ENI SpA µ	Italy	69,490	2,429,986
Royal Dutch Shell plc, Class B	United Kingdom	120,010	4,753,091
Total SA µ	France	39,544	3,129,417

			14,423,089

FINANCIALS 15.4%
Capital Markets 1.5%
UBS AG	Switzerland	28,137	1,558,404
Vontobel Holding AG	Switzerland	37,996	2,093,475

			3,651,879

Commercial Banks 9.9%
ABN AMRO Holding NV	Netherlands	24,905	1,195,488
Allied Irish Banks plc	Ireland	18,236	477,459
Australia & New Zealand Banking Group, Ltd.	Australia	72,731	1,750,998
Banco Bilbao Vizcaya Argentaria SA	Spain	38,613	944,027
Banco Santander Central Hispano SA	Spain	36,977	693,617
Bank Leumi Le-Israel BM	Israel	212,958	785,609
Bank of Ireland	Ireland	20,295	387,713
Barclays plc	United Kingdom	108,689	1,527,647
Danske Bank AS	Denmark	12,200	513,541
Hang Seng Bank, Ltd.	Hong Kong	50,500	795,529
HBOS plc	United Kingdom	44,042	864,325
HSBC Holdings plc-London Exchange µ	United Kingdom	168,443	3,133,251
Intesa Sanpaolo SpA	Italy	214,048	1,515,735
Lloyds TSB Group plc µ	United Kingdom	301,169	3,383,963
National Australia Bank, Ltd.	Australia	5,616	183,659

3

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Nordea Bank AB	Sweden	53,500	$860,603
Royal Bank of Canada	Canada	25,500	1,296,025
Royal Bank of Scotland Group plc	United Kingdom	64,413	772,076
Societe Generale µ	France	12,840	2,199,844
Sparebanken Nord-Norge	Norway	31,000	769,994

			24,051,103

Diversified Financial Services 2.2%
Fortis NV	Belgium	12,097	481,544
Guoco Group, Ltd.	Bermuda	76,000	1,103,357
Hellenic Exchanges SA	Greece	41,616	1,161,338
ING Groep NV	Netherlands	63,056	2,668,712

			5,414,951

Insurance 1.6%
Allianz SE	Germany	3,135	658,389
Lancashire Holdings plc	Bermuda	61,474	418,843
Legal & General Group plc	United Kingdom	613,447	1,742,245
QBE Insurance Group, Ltd.	Australia	8,632	220,729
TrygVesta AS *	Denmark	10,810	868,522

			3,908,728

Real Estate Investment Trusts 0.2%
Westfield Group Australia	Australia	2,583	41,027
Westfield Group Australia	Australia	29,707	482,011

			523,038

HEALTH CARE 1.8%
Health Care Providers & Services 0.1%
Parkway Holdings, Ltd.	Singapore	151,550	383,041

Pharmaceuticals 1.7%
GlaxoSmithKline plc µ	United Kingdom	159,874	4,085,046

INDUSTRIALS 5.6%
Aerospace & Defense 0.4%
BAE Systems plc	United Kingdom	124,660	1,054,854

Building Products 0.4%
Assa Abloy AB, Class B	Sweden	48,400	1,049,577

Commercial Services & Supplies 1.2%
Biffa plc	United Kingdom	28,908	144,748
De La Rue plc µ	United Kingdom	191,052	2,870,263

			3,015,011

Construction & Engineering 0.4%
Skanska AB, Class B	Sweden	42,200	905,457

Electrical Equipment 1.0%
Schneider Electric SA µ	France	17,991	2,411,083

Industrial Conglomerates 0.4%
Barloworld, Ltd.	South Africa	19,228	342,014
Fraser & Neave, Ltd.	Singapore	165,000	562,139

			904,153

Machinery 1.0%
Aker Yards ASA	Norway	71,780	836,570
Heidelberger Druckmaschinen AG	Germany	9,619	465,334
SKF AB, Class B	Sweden	50,000	1,054,468

			2,356,372

4

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Transportation Infrastructure 0.8%
Brisa-Autoestradas de Portugal SA	Portugal	45,063	$613,531
Macquarie Airports	Australia	393,249	1,458,084

			2,071,615

INFORMATION TECHNOLOGY 5.7%
Communications Equipment 0.4%
L.M. Ericsson Telephone, Ser. B	Sweden	272,000	1,020,084

Semiconductors & Semiconductor Equipment 2.6%
ASLM Holding NV	Netherlands	95,075	2,791,081
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	163,793	322,912
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	53,802	546,090
United Microelectronics Corp.	Taiwan	4,853,000	2,696,409

			6,356,492

Software 2.7%
Nintendo Co., Ltd.	Japan	6,600	3,217,186
SAP AG	Germany	16,852	902,709
Square Enix Co., Ltd. *	Japan	84,400	2,439,602

			6,559,497

MATERIALS 3.6%
Chemicals 1.4%
Akzo Nobel NV	Netherlands	29,920	2,464,276
BASF AG	Germany	4,234	544,715
Imperial Chemical Industries plc	United Kingdom	30,142	381,166

			3,390,157

Construction Materials 0.5%
Lafarge SA	France	5,246	884,989
Pretoria Portland Cement Co., Ltd.	South Africa	35,678	213,077
Siam Cement	Thailand	26,000	207,318

			1,305,384

Containers & Packaging 0.8%
Rexam plc	United Kingdom	193,847	1,972,696

Metals & Mining 0.2%
Teck Cominco, Ltd.	Canada	10,800	480,000

Paper & Forest Products 0.7%
Stora Enso Oyj, Class R	Finland	20,800	355,549
UPM-Kymmene Oyj	Finland	57,700	1,283,337

			1,638,886

TELECOMMUNICATION SERVICES 10.4%
Diversified Telecommunication Services 8.7%
Belgacom SA	Belgium	9,693	390,706
BT Group plc	United Kingdom	669,642	4,270,360
Chunghwa Telecom Co., Ltd., ADR	Taiwan	128,539	2,131,172
Deutsche Telekom AG *	Germany	22,752	389,611
France Telecom	France	129,360	3,474,487
KT Corp.	South Korea	6,850	326,637
KT Corp., ADR *	South Korea	39,540	929,981
Qwest Communications International, Inc.	Sweden	68,000	1,369,940
Telecom Italia SpA	Italy	856,157	1,845,257
Telefonica SA	Spain	191,517	4,473,742
TeliaSonera AB	Sweden	224,500	1,702,306

			21,304,199

5

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 1.7%
China Unicom, Ltd.	Hong Kong	516,000	$919,886
Starhub, Ltd.	Singapore	651,500	1,182,669
Vodafone Group plc * µ	United Kingdom	650,664	1,977,724

			4,080,279

UTILITIES 9.3%
Electric Utilities 4.4%
British Energy Group plc *	United Kingdom	74,768	755,736
E.ON AG	Germany	3,212	506,965
Enel SpA µ	Italy	368,246	3,801,251
Fortum Oyj *	Finland	45,600	1,470,009
Iberdrola SA	Spain	16,523	908,056
Scottish & Southern Energy plc	United Kingdom	91,955	2,679,111
Spark Infrastructure Group	Australia	379,099	618,222

			10,739,350

Gas Utilities 0.8%
Gaz de France	France	22,562	1,051,373
Snam Rete Gas SpA	Italy	141,982	784,230

			1,835,603

Multi-Utilities 4.1%
National Grid plc µ	United Kingdom	202,195	2,867,719
RWE AG	Germany	16,575	1,751,390
SUEZ	France	27,249	1,429,035
United Utilities plc µ	United Kingdom	291,481	3,947,760

			9,995,904

Total Common Stocks (cost $150,837,179)			165,501,546

PREFERRED STOCKS 0.6%
CONSUMER DISCRETIONARY 0.4%
Textiles, Apparel & Luxury Goods 0.4%
Hugo Boss AG, Var. Rate Pfd.	Germany	16,739	1,011,654

UTILITIES 0.2%
Electric Utilities 0.2%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	11,900,000	311,024

Total Preferred Stocks (cost $853,851)			1,322,678

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
PagesJaunes * ☐ + (cost $0)	France	24,158	0

OTHER 1.4%
Bell Aliant Regional Communications Income Fund	Canada	25,648	765,403
Bell Aliant Regional Communications Income Fund 144A	Canada	5,263	157,040
Yellow Pages Income Fund µ	Canada	203,734	2,569,049

Total Other (cost $3,255,732)			3,491,492

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.05% q ø (cost $2,042,629)	United States	2,042,629	2,042,629

Total Investments (cost $222,669,408) 99.4%			242,566,077
Other Assets and Liabilities 0.6%			1,530,665

Net Assets Applicable to Common Shareholders 100.0%			$244,096,742

6

EVERGREEN INTERNATIONAL BALANCED INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2007 (unaudited)

µ	All or a portion of this security is pledged as collateral for written call options.
*	Non-income producing security
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
AUD	Australian Dollar
BRL	Brazil Real
FRN	Floating Rate Note
GBP	Great British Pound
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble

The following table shows the percent of total long-term investments by geographic location as of July 31, 2007:

United Kingdom	25.1%
France	6.7%
Netherlands	6.5%
Norway	5.5%
Germany	5.1%
Italy	4.9%
Canada	4.7%
Sweden	3.8%
United States	3.5%
Australia	3.4%
Mexico	3.3%
South Korea	3.2%
Spain	3.2%
Japan	2.5%
Taiwan	2.4%
Luxembourg	1.9%
Hungary	1.6%
Switzerland	1.5%
Poland	1.5%
Finland	1.3%
Greece	1.0%
Ireland	0.9%
Singapore	0.9%
Hong Kong	0.7%
Brazil	0.6%
Bermuda	0.6%
New Zealand	0.6%
Denmark	0.6%
Philippines	0.4%
Belgium	0.4%
Israel	0.3%
Portugal	0.3%
Malaysia	0.3%
Colombia	0.2%
South Africa	0.2%
Turkey	0.2%
Venezuela	0.1%
Thailand	0.1%
100.0%

Open call options written at July 31, 2007 were as follows:

Expiration		Number of	Strike	Market	Premiums
Date	Index	Contracts	Price/Rate	Value	Received
08/17/2007	AMEX Biotechnology Index	61	800 USD	$17,080	$61,427
08/17/2007	DAX Index	441	8,050 EUR	30,789	333,717
08/17/2007	Dow Jones Euro STOXX 50 Index	388	4,550 EUR	31,869	224,070
08/17/2007	Morgan Stanley Technology Index	74	660 USD	9,250	69,338
08/17/2007	PHLX Semiconductor Index	428	110 USD	51,360	58,636
08/17/2007	S&P Mid Cap Index	52	890 USD	20,280	28,444
08/17/2007	S&P 600 Small Cap Index	109	425 USD	33,790	35,643
08/17/2007	S&P/Toronto Stock Exchange 60 Index	298	850 CAD	9,100	260,261

On July 31, 2007, the aggregate cost of securities for federal income tax purposes was $223,891,273. The gross unrealized appreciation and depreciation on securities based on tax cost was $22,423,449 and $3,748,645, respectively, with a net unrealized appreciation of $18,674,804.

7

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Balanced Income Fund
By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: September 28, 2007

By:
Kasey Phillips
Principal Financial Officer

Date: September 28, 2007